Provisions and other current liabilities (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	$ 5,595	$ 5,262	$ 4,672
Effects of currency translation and business combinations	234	(10)	(129)
Payments/utilizations	(19,294)	(19,348)	(18,567)
Additions prior year	(151)	(220)	(98)
Additions current year	19,773	20,001	19,052
Changes in offset against gross trade receivables	99	104	332
Provisions for deductions from revenue, at end of period	6,256	5,595	5,262
US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,981	1,883	1,590
Payments/utilizations	(5,560)	(5,183)	(4,158)
Additions prior year	(107)	(193)	(90)
Additions current year	5,739	5,474	4,541
Provisions for deductions from revenue, at end of period	2,053	1,981	1,883
Non-US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,769	1,625	1,356
Effects of currency translation and business combinations	167	(19)	(78)
Payments/utilizations	(2,597)	(2,467)	(2,182)
Additions prior year	7	(2)	83
Additions current year	2,940	2,659	2,555
Changes in offset against gross trade receivables	(14)	1	(109)
Provisions for deductions from revenue, at end of period	2,272	1,769	1,625
Non-healthcare plans and program-related rebates, returns and other deductions [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, at beginning of period	1,845	1,754	1,726
Effects of currency translation and business combinations	67	9	(51)
Payments/utilizations	(11,137)	(11,698)	(12,227)
Additions prior year	(51)	(25)	(91)
Additions current year	11,094	11,868	11,956
Changes in offset against gross trade receivables	113	103	441
Provisions for deductions from revenue, at end of period	$ 1,931	1,845	1,754
Continuing operations [member]
Provisions for deductions from revenue [roll forward]
Additions current year			18,248
Discontinued operations [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period		(194)
Provisions for deductions from revenue, discontinued operations, at end of period			(194)
Discontinued operations [member] | US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period		0
Provisions for deductions from revenue, discontinued operations, at end of period			0
Discontinued operations [member] | Non-US-specific healthcare plans and program rebates [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period		(28)
Provisions for deductions from revenue, discontinued operations, at end of period			(28)
Discontinued operations [member] | Non-healthcare plans and program-related rebates, returns and other deductions [member]
Provisions for deductions from revenue [roll forward]
Provisions for deductions from revenue, discontinued operations, at beginning of period		$ (166)
Provisions for deductions from revenue, discontinued operations, at end of period			$ (166)